Revenue - Summary of Revenue from External Customers by Geographical Location (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 1,360,091	$ 1,422,605
United Kingdom
Disclosure of geographical areas [line items]
Revenue from contracts with customers	385,462	373,173
Sweden
Disclosure of geographical areas [line items]
Revenue from contracts with customers	255,982	275,529
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	107,825	90,830
Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	100,716	54,828
Norway
Disclosure of geographical areas [line items]
Revenue from contracts with customers	98,824	98,451
Belgium
Disclosure of geographical areas [line items]
Revenue from contracts with customers	69,424	76,432
Australia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	62,263	50,170
Denmark
Disclosure of geographical areas [line items]
Revenue from contracts with customers	52,140	52,098
Finland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	35,811	41,062
Switzerland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	35,764	32,726
Netherlands
Disclosure of geographical areas [line items]
Revenue from contracts with customers	31,327	54,759
Spain
Disclosure of geographical areas [line items]
Revenue from contracts with customers	27,614	19,078
Austria
Disclosure of geographical areas [line items]
Revenue from contracts with customers	25,068	15,915
Italy
Disclosure of geographical areas [line items]
Revenue from contracts with customers	19,560	13,921
Portugal
Disclosure of geographical areas [line items]
Revenue from contracts with customers	17,939	14,215
France
Disclosure of geographical areas [line items]
Revenue from contracts with customers	13,524	205
Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	10,252	27,560
Luxembourg
Disclosure of geographical areas [line items]
Revenue from contracts with customers	5,273	8,244
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,488	93,836
Other regions
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 1,835	$ 29,573